REVENUE AND DEFERRED REVENUE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF REVENUE FROM SOURCES

	September 30, 2024	September 30, 2023
Software development	$592,016	$584,037
Software license	148,193	201,562
Software supports	30,321	38,464
Cloud hosting	37,659	41,237
Others	8,344	8,440
	$816,533	$873,740

The Company has derived its revenue from the sources as summarized in the following:

	December 31, 2023	December 31, 2022	December 31, 2021
Software development	$758,307	$761,166	$725,862
Software license	200,593	213,749	208,625
Software supports	47,102	71,460	196,703
Cloud hosting	59,926	67,334	72,945
Others	10,933	9,363	13,324
	$1,076,861	$1,123,072	$1,217,459

SCHEDULE OF REVENUE UNDER TIMING

The Company recognized revenues from contracts with customers in accordance with the following timing under IFRS 15:

	September 30, 2024	September 30, 2023
Revenue recognized over time	$668,340	$672,178
Revenue recognized at a point of time	148,193	201,562
	$816,533	$873,740

The Company recognized revenues from contracts with customers in accordance with the following timing under IFRS 15:

	December 31, 2023	December 31, 2022	December 31, 2021
Revenue recognized over time	$876,268	$909,323	$1,008,834
Revenue recognized at a point of time	200,593	213,749	208,625
	$1,076,861	$1,123,072	$1,217,459

SCHEDULE OF DEFERRED REVENUE

Deferred revenue represents contract liabilities for customer payments received related to services yet to be provided subsequent to the reporting date. Significant changes in deferred revenue are as follows:

	September 30, 2024	December 31, 2023
Deferred revenue, beginning	$131,794	$219,068
Customer payments received attributable to contract liabilities for unearned revenue	22,715	158,711
Revenue recognized from fulfilling contract liabilities	131,699	245,985
Deferred revenue, ending	$22,810	$131,794

Deferred revenue represents contract liabilities for customer payments received related to services yet to be provided subsequent to the reporting date. Significant changes in deferred revenue during the years ended December 31 are as follows:

	December 31, 2023	December 31, 2022
Deferred revenue, beginning	$219,068	$30,046
Customer payments received attributable to contract liabilities for unearned revenue	158,711	263,404
Revenue recognized from fulfilling contract liabilities	245,985	74,381
Deferred revenue, ending	$131,794	$219,068